Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Prepaids and Other	$ 88
Derivative Assets	18,376	$ 14,415
Accrued Liabilities	(21,554)	(24,491)
Current Portion of Derivative Liabilities	(207,836)	(203,957)
Derivative Liabilities	(419,381)	(422,182)
Derivatives not designated as a cash flow hedge [Member] | Warrant [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	11,051	9,314
Derivatives not designated as a cash flow hedge [Member] | Foreign currency contracts [Member]
Derivatives, Fair Value [Line Items]
Prepaids and Other	88
Derivative Assets	556
Current Portion of Derivative Liabilities	(13,797)	(14,218)
Derivative Liabilities	(2,196)	(4,189)
Derivatives not designated as a cash flow hedge [Member] | Interest rate swap agreements [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	6,769	5,101
Accrued Liabilities	(19,016)	(22,656)
Current Portion of Derivative Liabilities	(119,334)	(148,006)
Derivative Liabilities	(230,184)	(240,171)
Derivatives not designated as a cash flow hedge [Member] | Cross currency swap agreements [Member]
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(2,538)	(1,835)
Current Portion of Derivative Liabilities	(74,705)	(41,733)
Derivative Liabilities	$ (187,001)	$ (177,822)